Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments

In the preparation of the company's consolidated financial statements, management has made a number of critical accounting estimates and judgments as described below, and in certain notes to the consolidated financial statements: determination of fair value for financial instruments in note 5; carrying value of associates in note 6; carrying value of goodwill and intangibles in note 12; and contingencies in note 20. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Provision for losses and loss adjustment expenses
Provisions for losses and loss adjustment expenses are estimated based on Canadian accepted actuarial practices, which are designed to ensure the company establishes an appropriate reserve on the consolidated balance sheet to cover insured losses and related claims expenses for both reported claims and incurred but not reported (IBNR) claims as of each balance sheet date. The assumptions underlying the estimation of provisions for losses and loss adjustment expenses are regularly reviewed and updated by the company to reflect recent and emerging trends in experience and changes in the risk profile of the business. The estimation techniques employed by the company in determining provisions for losses and loss adjustment expenses and the inherent uncertainties associated with insurance contracts are described in the "Insurance contracts" section of note 3 and the “Underwriting Risk” section of note 24 while the historic development of the company's insurance liabilities are presented in note 8.
Recoverability of deferred income tax assets
Management exercises judgment in assessing recent and expected profitability of operating companies and their ability to realize recorded income tax assets. The company reviews its deferred income tax assets quarterly, taking into consideration the availability of sufficient current and projected taxable profits, reversals of taxable temporary differences and tax planning strategies. Details of deferred income tax assets are presented in note 18.
Business combinations
Accounting for business combinations requires estimates of fair value for the consideration transferred, assets acquired and liabilities assumed. The company uses all available information, including third party valuations and appraisals where appropriate, to determine these fair values. Changes in estimates of fair value due to additional information related to facts and circumstances that existed at the acquisition date would impact the amount of goodwill (or gain on bargain purchase) recognized. The company has up to one year from the acquisition date to finalize its determination of fair values for a business combination if needed. Details of business combinations are presented in note 23.

Determination of recoverable amounts for goodwill, indefinite-lived intangible assets and investments in associates
Goodwill and indefinite-lived intangible assets are assessed annually for impairment, or more frequently if there are indicators of impairment, by comparing the carrying value of the cash-generating unit (“CGU”) or group of CGUs to which these assets are allocated to their recoverable amounts. Investments in associates are assessed for impairment by comparing the carrying value of an associate to its recoverable amount. The company typically uses discounted cash flows to estimate the recoverable amount of a CGU or group of CGUs to which goodwill or indefinite-lived intangible assets have been allocated, and to estimate the recoverable amount of an associate that is based on a value-in-use model. Significant judgements and assumptions are required to determine the discounted cash flows, including discount rates, long term growth rates and working capital requirements, and also (i) for goodwill, premiums, investment returns, revenues and expenses, (ii) for indefinite-lived intangible assets, revenues and royalty rates, and (iii) for investments in associates, annual capital expenditures, cash taxes payable and valuations of pension funding liabilities, if any, on a going concern basis. Discounted cash flows are subject to sensitivity analysis given the variability of future-oriented financial information. Details of goodwill and indefinite-lived intangible assets, including the results of annual impairment tests, are presented in note 12. Details of investments in associates and any impairment losses recorded in the consolidated statement of earnings are presented in note 6.

Determination of significant influence, joint control and control
The determination of whether an investment is an associate, a joint arrangement or a subsidiary requires consideration of all facts and circumstances, and typically begins with an analysis of the company's proportion of the investee's voting rights. Judgment may be required to determine the existence of significant influence, joint control or control when it involves elements such as contractual arrangements between shareholders, currently exercisable potential voting rights through warrants or convertible instruments, significant shareholdings relative to other third party shareholders, and regulatory restrictions on board representation, voting rights, or relevant activities of the investee. De facto control over an investee without holding the majority of its voting rights may occur due to dispersion of third party shareholdings and other factors. Conversely, having significant influence over an investee when holding the majority of its voting rights may occur due to regulatory and other restrictions that limit the application of voting and other rights. The company's investments in associates and joint ventures are presented in note 6, business combinations are presented in note 23 and subsidiaries are presented in note 29.